Stock-Based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding Roll Forward
Number of Options, Outstanding, Beginning balance	1,921
Number of Options, Granted	426
Number of Options, Exercised	(196)
Number of Options, Forfeited	(249)
Number of Options, Outstanding, Ending balance	1,902	1,921
Number of Options, Vested and expected to vest	1,879
Number of Options, Exercisable	1,497
Weighted-Average Exercise Price, Outstanding, Beginning balance	$ 57.20
Weighted-Average Exercise Price, Granted	55.70
Weighted-Average Exercise Price, Exercised	32.90
Weighted-Average Exercise Price, Forfeited	70.40
Weighted-Average Exercise Price, Outstanding, Ending balance	57.70	$ 57.20
Weighted-Average Exercise Price, Vested and expected to vest	57.60
Weighted-Average Exercise Price, Exercisable	$ 54.90
Weighted-Average Remaining Contractual Term	5 years 11 months 19 days	6 years 2 months 27 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	5 years 11 months 5 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 2 months 27 days
Aggregate Intrinsic Value, Outstanding	$ 7,564	$ 47,963
Aggregate Intrinsic Value, Vested and expected to vest	7,564
Aggregate Intrinsic Value, Exercisable	$ 7,564